Mainland China contribution plan and profit appropriation (Tables)	12 Months Ended
Dec. 31, 2011
Mainland China contribution plan and profit appropriation
Schedule of paid-in capital amounts unavailable for distribution as normal dividends

Legal Entity	Paid-in Capital restricted
JingAo Solar Co., Ltd.	RMB	1,000,000
Shanghai JA Solar Technology Co., Ltd.	US$	20,000
Shanghai JA Solar PV Technology Co., Ltd.	US$	20,000
JA Solar Technology Yangzhou Co., Ltd.	US$	230,000
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd.	US$	88,000
JA Solar Yangzhou R&D Co., Ltd.	RMB	50,000
JA Yangzhou PV Technology Co., Ltd.	US$	10,000
Shanghai Jinglong Solar Technology Co., Ltd.	RMB	180,000
Donghai JA Solar Technology Co., Ltd.	RMB	50,000
JA (Hefei) Renewable Energy Co., Ltd.	US$	15,000
Hefei JA Solar Technology Co., Ltd.	RMB	1,440,000
Solar Silicon Valley Electronic Science and Technology Co., Ltd.	US$	36,986